Provision for Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Provision for Income Taxes [Abstract]
Schedule of Cash Paid for Income Taxes

The current and deferred portions of the income tax expenses included in the consolidated statements of operations as determined in accordance with ASC 740 are as follows:

	March 31,
	2026	2025	2024
Current taxes	$20,629	$294,179	$291,282
Deferred taxes	(109,595)	—	42,789
Income tax (benefit) expenses	$(88,966)	$294,179	$334,071

Schedule of Reconciles Statutory Rate to Effective Tax Rate

As previously disclosed for the years ended March 31, 2025 and 2024, prior to the adoption of ASU 2023-09, a reconciliations of the differences between the Hong Kong statutory income tax rate and the Company’s effective income tax rate are as follows:

	March 31,
	2025	2024
Hong Kong statutory income tax rate	16.50%	16.50%
– Non-taxable income	(0.10)%	(0.10)%
– Non-deductible expenses	0.99%	0.16%
– Temporary difference not recognized	(0.90)%	0.12%
– Tax reduction	(0.01)%	(0.02)%
– Income tax at concessionary rate	(1.11)%	(0.99)%
Effective tax rate	15.37%	15.67%
The following table presents the Company’s income tax rate reconciliation as required by ASU No. 2023-09 for the year ended March 31, 2026. See Note 2 for additional details regarding the adoption of ASU No. 2023-09.
	March 31,
	2026
	Amount	Percentage
Statutory income tax rate	$(598,318)	16.50%
Foreign tax effect:
Chinese Mainland statutory rate differential	(2,637)	0.07%
Chinese Mainland preferential tax rate	(82,517)	2.28%
Nontaxable or nondeductible items:
Nontaxable income	(16,879)	0.47%
Nondeductible expenses	523,407	(14.44)%
Change in valuation allowance	87,978	(2.43)%
Effective tax rate	$(88,966)	2.45%

Schedule of Cash Paid for Income Taxes	The amount of cash paid for income taxes for the year ended March 31, 2026 is as follows:
March 31,
2026
Hong Kong	$84,258
Chinese Mainland	8,026
Total	$92,284

Schedule of Deferred Tax Asset and Liability	Components of the Company’s deferred tax asset and liability are as follows:
	March 31,
	2026	2025
Deferred tax asset:
Tax loss carryforwards	$87,978	$-
Gross deferred tax asset	87,978	-
Valuation allowance	(87,978)	-
Total deferred tax asset	-	-
Deferred tax liability:
Intangible asset	(474,912)	-
Gross deferred tax liability	(474,912)	-
Deferred tax liability, net	$(474,912)	$-